CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Current assets:
Cash and cash equivalents	$ 31,057	$ 40,811
Prepaid expenses and other current assets	1,506	159
Total current assets	32,563	40,970
Mineral rights and properties, net	8,364	8,081
Construction in progress	25,625	12,765
Properties, plant and equipment, net	2,871	1,495
Reclamation bond deposit	1,086	1,085
Right of use asset	371	213
Other assets	6	0
Total Assets	70,886	64,609
Current liabilities:
Accounts payable and accrued liabilities	7,212	1,594
Lease liabilities, current	164	91
Total current liabilities	7,376	1,685
Long-term debt	148	93
Lease liability	211	125
Accrued reclamation liabilities	489	377
Total liabilities	8,224	2,280
Commitments and contingencies (Note 13)
Stockholders' Equity:
Common stock 43,305,315 and 38,391,412 shares outstanding at June 30, respectively	433	384
Additional paid-in capital	169,593	101,179
Accumulated other comprehensive income (loss)	0	1,417
Retained earnings (accumulated deficit)	(107,364)	(40,651)
Total stockholders' equity	62,662	62,329
Total liabilities and stockholders' equity	$ 70,886	$ 64,609